Service Shares | BlackRock Asset Allocation
Fund Overview
Investment Objective
The investment objective of BlackRock Asset Allocation Portfolio ("Asset Allocation Portfolio" or the "Fund"), a series of BlackRock FundsSM (the "Trust"), is to seek to maximize total return, consistent with income generation and prudent investment management.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Asset Allocation Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Shares BlackRock Asset Allocation
Management Fee		0.55%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.44%
Interest Expense		0.01%
Miscellaneous Other Expenses		0.43%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses	[1]	1.25%
Fee Waivers and/or Expense Reimbursements	[2]	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.19%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[2]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 24-28, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.17% of average daily net assets until February 1, 2013. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Service Shares BlackRock Asset Allocation	121	391	681	1,506

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 401% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Asset Allocation Portfolio uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and, to a lesser extent, money market instruments. The Fund intends to remain diversified across categories, but it has wide flexibility in the relative weightings given to each category.

The Fund primarily buys common stock but also can invest in preferred stock, convertible securities and certain derivative securities. The Fund may buy securities of large, middle and small capitalization companies.

The fixed income investment management team selects bonds from several sectors. The Fund invests primarily in dollar-denominated investment grade bonds, but may invest up to 20% of its fixed income allocation in junk bonds or non-dollar denominated bonds or bonds of emerging market issuers. Investment grade refers to securities which are rated in the four highest categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. Junk bonds are fixed-income securities rated below investment grade by nationally recognized rating agencies or unrated securities that Fund management believes are of comparable quality.

Fund management may, when consistent with the Fund's investment objective, buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in Asset Allocation Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
■	Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
■	Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
■	Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
■	Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
■	Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
■	Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
■	Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information
On January 31, 2005, Asset Allocation Portfolio reorganized with the State Street Research Asset Allocation Fund (the "SSR Fund"), which had investment objectives and strategies similar to the Fund. For periods prior to January 31, 2005, the chart and table below show performance information for the SSR Fund. The performance of Service Shares for the period prior to January 28, 2005 is based on the performance of Investor A Shares of the SSR Fund adjusted to reflect the class specific fees applicable to Service Shares at the time of such share class' launch.

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. This information may be considered when assessing the Fund's performance, but does not represent the actual performance of Service Shares. The table compares the Fund's performance to that of the Standard & Poor's ("S&P") 500® Index, the Barclays Capital U.S. Aggregate Bond Index and a customized weighted index comprised of the returns of the S&P 500® Index (60%) and the Barclays Capital U.S. Aggregate Bond Index (40%), Effective October 1, 2011, the Fund changed one of the components making up the customized weighted index from the S&P 500® Index to the MSCI All Country World Index (the "MSCI ACWI Index"). Fund management believes that the MSCI ACWI Index better reflects the Fund's increasing exposure to non-U.S. equities. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Service Shares ANNUAL TOTAL RETURNS BlackRock Asset Allocation Portfolio As of 12/31
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal year ended September 30, 2009 in settlement of litigation.

During the ten-year period shown in the bar chart, the highest return for a quarter was 13.78% (quarter ended September 30, 2009) and the lowest return for a quarter was –13.12% (quarter ended December 31, 2008).

As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns - Service Shares	1 Year	5 Years		10 Years
BlackRock Asset Allocation	(3.49%)	2.16%	[1]	4.35%	[1]
BlackRock Asset Allocation Return After Taxes on Distributions	(4.03%)	1.39%	[1]	3.44%	[1]
BlackRock Asset Allocation Return After Taxes on Distributions and Sale of Shares	(1.66%)	1.67%	[1]	3.46%	[1]
BlackRock Asset Allocation S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	[1]	2.92%	[1]
BlackRock Asset Allocation MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	(7.35%)	(1.93%)	[1]	4.24%	[1]
BlackRock Asset Allocation Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	[1]	5.78%	[1]
BlackRock Asset Allocation 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	4.69%	2.84%	[1]	4.40%	[1]
BlackRock Asset Allocation 60% MSCI ACWI Index/40% Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	(1.14%)	1.91%	[1]	5.27%	[1]
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal year ended September 30, 2009 in settlement of litigation.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.